Credit Loss Allowance Expenses - Schedule of Credit Loss Allowance Expenses (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Credit Loss Allowance Expenses [Abstract]
Provision for expected losses - credit risk	R$ (1,352,605)	R$ (629,319)	R$ (2,330,314)	R$ (1,126,205)
Recovery of loans written off as losses	172,058	14,619	175,747	31,369
Total	R$ (1,180,547)	R$ (614,700)	R$ (2,154,567)	R$ (1,094,836)